January 2, 2004



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Dreyfus Growth and Value Funds, Inc. (the "Fund")
            Registration Statement File Nos. 33-51061; 811-7123

Ladies and Gentlemen:

     This filing is being made pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), for the purpose of informing the SEC that there were no material or non-material changes since the Registrant's Post-Effective Amendment No. 59, filed with the SEC on December 23, 2003.

     If you have any questions or comments on the attached, please do not hesitate to contact the undersigned at (212) 922-6855.


                                                Very truly yours,


                                                /S/LISA R. GROSSWIRTH
                                                Lisa R. Grosswirth







cc:   Stroock & Stroock & Lavan
      Ernst & Young
      Michael A. Rosenberg